Unsecured Senior Notes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2020	May 31, 2023	May 31, 2022
Debt Instrument [Line Items]
Debt Instrument payment terms	interest payable semiannually in arrears on January 2 and July 2 of each calendar year, commencing on January 2, 2021.
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument Principal amount	$ 300,000	$ 14,653	$ 65,615
Interest rate	2.125%
Debt instrument date of first required payment	Jan. 02, 2021
Debt instrument frequency of periodic payment	semiannually
Proceeds from issue of unsecured senior notes	$ 299,181
Debt issuance costs net	$ 2,098
Repurchase price		48,764	221,997
Debt instrument repurchased total principal amount		50,962	234,385
Unsecured Senior Notes [Member] | Interest Expense And Interest Income [Member]
Debt Instrument [Line Items]
Repurchase gain		$ 2,347	$ 12,579